Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

September 30, 2020

AMAI-QTLY-1120
1.9865900.105

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.4%
	Principal Amount	Value
Convertible Bonds - 7.8%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp. 3.375% 8/15/26	$2,405,000	$2,207,782
GCI Liberty, Inc. 1.75% 9/30/46 (a)	146,000	250,171
		2,457,953
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 0.6%
Penn National Gaming, Inc. 2.75% 5/15/26	424,000	1,360,809
Internet & Direct Marketing Retail - 0.3%
The Booking Holdings, Inc. 0.75% 5/1/25 (a)	516,000	662,538
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26 (a)	175,000	237,621
Specialty Retail - 0.4%
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (a)	433,000	792,839
TOTAL CONSUMER DISCRETIONARY		3,053,807
FINANCIALS - 0.5%
Consumer Finance - 0.2%
PRA Group, Inc. 3.5% 6/1/23	375,000	410,090
Mortgage Real Estate Investment Trusts - 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4.125% 9/1/22	371,000	596,512
TOTAL FINANCIALS		1,006,602
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 3.25% 7/1/23	300,000	241,192
Health Care Equipment & Supplies - 0.1%
Livanova U.S.A., Inc. 3% 12/15/25 (a)	239,000	249,936
Health Care Technology - 0.5%
Teladoc Health, Inc. 1.25% 6/1/27 (a)	815,000	1,019,197
TOTAL HEALTH CARE		1,510,325
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
Parsons Corp. 0.25% 8/15/25 (a)	433,000	435,253
Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. 1.125% 10/15/24	1,734,500	1,827,530
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24	400,000	481,250
		2,308,780
TOTAL INDUSTRIALS		2,744,033
INFORMATION TECHNOLOGY - 2.8%
IT Services - 0.3%
Akamai Technologies, Inc. 0.125% 5/1/25	610,000	784,382
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. 2.125% 9/1/26	119,000	1,216,902
Microchip Technology, Inc. 1.625% 2/15/25	381,000	848,727
ON Semiconductor Corp. 1.625% 10/15/23	553,000	730,306
		2,795,935
Software - 1.2%
Coupa Software, Inc. 0.375% 6/15/26 (a)	635,000	748,109
LivePerson, Inc. 0.75% 3/1/24	193,000	291,671
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (a)	449,000	687,717
ServiceNow, Inc. 0% 6/1/22	115,000	415,695
Workday, Inc. 0.25% 10/1/22	335,000	514,541
		2,657,733
TOTAL INFORMATION TECHNOLOGY		6,238,050

TOTAL CONVERTIBLE BONDS		17,010,770

Nonconvertible Bonds - 21.6%
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.0%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	150,000	155,813
Level 3 Financing, Inc. 4.25% 7/1/28 (a)	225,000	228,447
Sable International Finance Ltd. 5.75% 9/7/27 (a)	170,000	177,290
Sprint Capital Corp. 8.75% 3/15/32	595,000	870,967
Windstream Escrow LLC 7.75% 8/15/28 (a)	245,000	240,713
Zayo Group Holdings, Inc.:
4% 3/1/27 (a)	325,000	319,873
6.125% 3/1/28 (a)	175,000	180,357
		2,173,460
Interactive Media & Services - 0.1%
TripAdvisor, Inc. 7% 7/15/25 (a)	300,000	312,750
Media - 1.1%
Altice France Holding SA 10.5% 5/15/27 (a)	630,000	700,088
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (a)	235,000	246,750
5.125% 5/1/27 (a)	360,000	378,799
5.75% 2/15/26 (a)	345,000	358,800
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,779
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (a)	300,000	306,000
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (a)	350,000	358,667
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	6,638
Ziggo Bond Co. BV 5.125% 2/28/30 (a)	65,000	65,800
		2,427,321
TOTAL COMMUNICATION SERVICES		4,913,531
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.0%
Dana, Inc. 5.625% 6/15/28	140,000	144,550
Automobiles - 0.2%
Ford Motor Co. 8.5% 4/21/23	335,000	365,150
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/27 (a)	195,000	195,000
Hotels, Restaurants & Leisure - 2.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	205,000	210,199
Boyd Gaming Corp.:
4.75% 12/1/27	330,000	323,813
8.625% 6/1/25 (a)	255,000	279,551
Caesars Entertainment, Inc.:
6.25% 7/1/25 (a)	410,000	427,425
8.125% 7/1/27 (a)	600,000	636,000
Marriott International, Inc. 5.75% 5/1/25	275,000	306,622
POWDR Corp. 6% 8/1/25 (a)	365,000	373,213
Royal Caribbean Cruises Ltd. 9.125% 6/15/23 (a)	125,000	132,500
Scientific Games Corp.:
5% 10/15/25 (a)	400,000	402,500
7% 5/15/28 (a)	345,000	345,844
8.625% 7/1/25 (a)	250,000	260,869
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (a)	340,000	351,043
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	200,000	211,817
Yum! Brands, Inc. 7.75% 4/1/25 (a)	170,000	187,850
		4,449,246
Household Durables - 0.1%
LGI Homes, Inc. 6.875% 7/15/26 (a)	225,000	235,688
Leisure Products - 0.7%
Vista Outdoor, Inc. 5.875% 10/1/23	1,470,000	1,473,675
Specialty Retail - 1.2%
Asbury Automotive Group, Inc. 4.5% 3/1/28 (a)	273,000	274,706
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (a)	260,000	273,650
Carvana Co. 5.875% 10/1/28 (a)	400,000	395,000
GRD Holding III Corp. 8.75% 9/1/25 (a)	250,000	260,625
Ken Garff Automotive LLC 4.875% 9/15/28 (a)	270,000	265,613
L Brands, Inc.:
6.625% 10/1/30 (a)	450,000	457,875
6.875% 7/1/25 (a)	55,000	59,400
Michaels Stores, Inc. 4.75% 10/1/27 (a)(b)	300,000	297,375
Sally Holdings LLC 5.5% 11/1/23	275,000	276,719
		2,560,963
TOTAL CONSUMER DISCRETIONARY		9,424,272
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (a)	305,000	317,963
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (a)	205,000	221,913
Performance Food Group, Inc. 5.5% 10/15/27 (a)	255,000	262,650
		802,526
Food Products - 0.2%
Del Monte Foods, Inc. 11.875% 5/15/25 (a)	175,000	184,844
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	220,000	239,800
		424,644
TOTAL CONSUMER STAPLES		1,227,170
ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Cheniere Energy Partners LP 5.625% 10/1/26	375,000	390,000
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	400,000	410,500
Comstock Resources, Inc.:
9.75% 8/15/26	380,000	390,906
9.75% 8/15/26	155,000	158,906
EG Global Finance PLC:
6.75% 2/7/25 (a)	305,000	312,244
8.5% 10/30/25 (a)	225,000	236,813
Endeavor Energy Resources LP/EER Finance, Inc. 6.625% 7/15/25 (a)	205,000	210,638
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29 (a)(b)	350,000	353,500
7% 6/15/23	112,000	114,240
7% 8/1/27	38,000	38,727
New Fortress Energy LLC 6.75% 9/15/25 (a)	450,000	470,475
Northern Oil & Gas, Inc. 8.5% 5/15/23 pay-in-kind	715,000	593,450
Occidental Petroleum Corp.:
2.7% 8/15/22	576,000	538,197
2.9% 8/15/24	655,000	555,722
7.2% 4/1/28	550,000	508,750
Petroleos Mexicanos 7.69% 1/23/50 (a)	2,640,000	2,209,680
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	2,000	2,251
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	275,000	274,656
Teekay Corp. 9.25% 11/15/22 (a)	475,000	446,396
The Williams Companies, Inc. 5.75% 6/24/44	20,000	23,548
Viper Energy Partners LP 5.375% 11/1/27 (a)	370,000	364,450
		8,604,049
FINANCIALS - 1.3%
Banks - 0.1%
HAT Holdings I LLC/HAT Holdings II LLC 6% 4/15/25 (a)	150,000	159,795
Consumer Finance - 0.7%
Ally Financial, Inc.:
8% 11/1/31	150,000	199,754
8% 11/1/31	350,000	478,880
Ford Motor Credit Co. LLC 5.125% 6/16/25	345,000	355,781
PRA Group, Inc. 7.375% 9/1/25 (a)	535,000	557,941
		1,592,356
Diversified Financial Services - 0.4%
Equitable Holdings, Inc. 4.95% (c)(d)	250,000	255,000
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (a)	235,000	257,619
Logan Merger Sub, Inc. 5.5% 9/1/27 (a)	250,000	253,750
		766,369
Insurance - 0.1%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (a)	225,000	221,034
AmWINS Group, Inc. 7.75% 7/1/26 (a)	55,000	58,850
		279,884
TOTAL FINANCIALS		2,798,404
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.:
3.25% 2/15/29 (a)	250,000	251,563
4.625% 2/1/28 (a)	200,000	210,076
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (a)	55,000	57,200
		518,839
Health Care Providers & Services - 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (a)	200,000	208,750
Tenet Healthcare Corp. 8.125% 4/1/22	135,000	150,107
		358,857
TOTAL HEALTH CARE		877,696
INDUSTRIALS - 4.3%
Aerospace & Defense - 1.6%
Bombardier, Inc. 6% 10/15/22 (a)	1,030,000	952,750
BWX Technologies, Inc. 4.125% 6/30/28 (a)	140,000	143,150
Embraer Netherlands Finance BV 6.95% 1/17/28 (a)	275,000	278,022
Howmet Aerospace, Inc.:
5.95% 2/1/37	350,000	375,757
6.875% 5/1/25	135,000	149,175
The Boeing Co. 5.805% 5/1/50	1,150,000	1,387,140
TransDigm, Inc. 5.5% 11/15/27	265,000	254,400
		3,540,394
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	295,000	314,175
Airlines - 0.4%
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (a)	400,000	415,500
Mileage Plus Holdings LLC 6.5% 6/20/27 (a)	280,000	291,550
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (a)	240,000	254,285
		961,335
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (a)	150,000	149,438
Commercial Services & Supplies - 0.6%
APX Group, Inc.:
6.75% 2/15/27 (a)	365,000	378,688
7.625% 9/1/23	475,000	479,750
PowerTeam Services LLC 9.033% 12/4/25 (a)	360,000	379,350
		1,237,788
Construction & Engineering - 0.3%
AECOM 5.875% 10/15/24	200,000	216,479
Pike Corp. 5.5% 9/1/28 (a)	425,000	427,631
		644,110
Machinery - 0.2%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (a)	350,000	363,743
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	975,000	667,261
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (a)	250,000	251,030
Road & Rail - 0.6%
Uber Technologies, Inc.:
6.25% 1/15/28 (a)	270,000	277,088
7.5% 9/15/27 (a)	310,000	330,925
8% 11/1/26 (a)	305,000	324,825
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (a)	300,000	306,938
		1,239,776
TOTAL INDUSTRIALS		9,369,050
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
SSL Robotics LLC 9.75% 12/31/23 (a)	560,000	616,829
IT Services - 0.4%
GTT Communications, Inc. 7.875% 12/31/24 (a)	1,340,000	690,100
Science Applications International Corp. 4.875% 4/1/28 (a)	250,000	253,823
		943,923
TOTAL INFORMATION TECHNOLOGY		1,560,752
MATERIALS - 2.7%
Chemicals - 0.3%
The Chemours Co. LLC 5.375% 5/15/27	285,000	283,575
Tronox, Inc. 6.5% 4/15/26 (a)	200,000	200,000
Valvoline, Inc. 4.375% 8/15/25	175,000	180,031
		663,606
Construction Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (a)	165,000	171,806
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (a)	325,000	331,175
BWAY Holding Co. 7.25% 4/15/25 (a)	425,000	400,031
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	170,000	176,375
Graham Packaging Co., Inc. 7.125% 8/15/28 (a)	95,000	98,919
		1,006,500
Metals & Mining - 1.9%
Allegheny Technologies, Inc. 5.875% 12/1/27	150,000	144,143
Arconic Rolled Products Corp. 6.125% 2/15/28 (a)	85,000	87,284
First Quantum Minerals Ltd.:
6.875% 3/1/26 (a)	350,000	337,750
6.875% 10/15/27 (a)(b)	525,000	505,733
7.25% 4/1/23 (a)	585,000	578,287
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	250,000	266,878
HudBay Minerals, Inc. 6.125% 4/1/29 (a)	500,000	495,000
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	1,005,000	964,800
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (a)	150,000	157,875
Kaiser Aluminum Corp. 6.5% 5/1/25 (a)	200,000	206,158
United States Steel Corp. 6.875% 8/15/25	600,000	439,575
		4,183,483
TOTAL MATERIALS		6,025,395
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Communications Sales & Leasing, Inc.:
6% 4/15/23 (a)	630,000	633,544
8.25% 10/15/23	390,000	384,150
Hospitality Properties Trust 7.5% 9/15/25	225,000	239,314
VICI Properties, Inc. 4.625% 12/1/29 (a)	305,000	311,538
		1,568,546
Real Estate Management & Development - 0.0%
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (a)	90,000	90,900
TOTAL REAL ESTATE		1,659,446
UTILITIES - 0.5%
Electric Utilities - 0.5%
Clearway Energy Operating LLC 5% 9/15/26	60,000	62,400
InterGen NV 7% 6/30/23 (a)	250,000	239,375
Pacific Gas & Electric Co. 4.95% 7/1/50	385,000	410,912
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	300,000	313,125
		1,025,812

TOTAL NONCONVERTIBLE BONDS		47,485,577

TOTAL CORPORATE BONDS
(Cost $61,593,205)		64,496,347

U.S. Treasury Obligations - 7.0%
U.S. Treasury Bonds 1.25% 5/15/50
(Cost $15,255,429)	16,130,000	15,285,683

Foreign Government and Government Agency Obligations - 0.0%
Israeli State 3.375% 1/15/50 (Cost $9,756)	$10,000	$11,075
	Shares	Value

Common Stocks - 51.4%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	90	2,566
Verizon Communications, Inc.	33,507	1,993,331
		1,995,897
Entertainment - 0.4%
Activision Blizzard, Inc.	39	3,157
The Walt Disney Co.	7,183	891,267
		894,424
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (e)	1,038	1,521,293
Facebook, Inc. Class A (e)	7,375	1,931,513
		3,452,806
Media - 1.2%
Comcast Corp. Class A	41,343	1,912,527
Interpublic Group of Companies, Inc.	46	767
ViacomCBS, Inc. Class B	22,600	633,026
		2,546,320
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	45	5,146

TOTAL COMMUNICATION SERVICES		8,894,593

CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 1.2%
A&W Revenue Royalties Income Fund	26,200	527,522
Caesars Entertainment, Inc. (e)	25,400	1,423,924
Dunkin' Brands Group, Inc.	22	1,802
McDonald's Corp.	438	96,137
Pizza Pizza Royalty Corp.	52,200	327,340
Starbucks Corp.	3,846	330,448
		2,707,173
Household Durables - 1.1%
Lennar Corp. Class A	4,921	401,947
Newell Brands, Inc.	19,400	332,904
Sony Corp. sponsored ADR	11,800	905,650
Whirlpool Corp.	3,900	717,171
		2,357,672
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (e)	590	1,857,751
eBay, Inc.	24	1,250
		1,859,001
Leisure Products - 0.4%
Vista Outdoor, Inc. (e)	45,715	922,529
Multiline Retail - 0.0%
Dollar General Corp.	20	4,192
Dollar Tree, Inc. (e)	24	2,192
Target Corp.	23	3,621
		10,005
Specialty Retail - 1.3%
Best Buy Co., Inc.	10,800	1,201,932
Burlington Stores, Inc. (e)	10	2,061
Lowe's Companies, Inc.	6,568	1,089,368
Ross Stores, Inc.	13	1,213
The Home Depot, Inc.	1,017	282,431
Tiffany & Co., Inc.	11	1,274
TJX Companies, Inc.	82	4,563
Williams-Sonoma, Inc.	4,100	370,804
		2,953,646
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	1,613	140,299

TOTAL CONSUMER DISCRETIONARY		10,950,325

CONSUMER STAPLES - 4.0%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	3,200	606,432
Diageo PLC	27	927
Keurig Dr. Pepper, Inc.	42	1,159
PepsiCo, Inc.	7,025	973,665
The Coca-Cola Co.	21,571	1,064,960
		2,647,143
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	30	1,045
BJ's Wholesale Club Holdings, Inc. (e)	53	2,202
Costco Wholesale Corp.	904	320,920
Kroger Co.	77	2,611
Sysco Corp.	28	1,742
Walmart, Inc.	16,542	2,314,391
		2,642,911
Food Products - 0.8%
Mondelez International, Inc.	11,964	687,332
Nestle SA:
(Reg. S)	19	2,261
sponsored ADR	8,350	995,779
		1,685,372
Household Products - 0.7%
Kimberly-Clark Corp.	4,300	634,938
Procter & Gamble Co.	6,042	839,778
		1,474,716
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	5	1,091
Unilever NV (NY Reg.)	6,000	362,400
		363,491

TOTAL CONSUMER STAPLES		8,813,633

ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
BP PLC	343	992
BP PLC sponsored ADR	32,200	562,212
Cheniere Energy Partners LP	29,900	994,474
Chevron Corp.	275	19,800
ConocoPhillips Co.	549	18,029
DHT Holdings, Inc.	1,081,844	5,582,315
Energy Transfer Equity LP	156,500	848,230
Enterprise Products Partners LP	85,418	1,348,750
Enviva Partners LP	21,700	873,642
Euronav NV	567,000	5,006,610
Exxon Mobil Corp.	30,871	1,059,801
Imperial Oil Ltd.	78	934
Phillips 66 Co.	24	1,244
Suncor Energy, Inc.	72	879
Sunoco Logistics Partners, LP	38,800	946,332
The Williams Companies, Inc.	53,400	1,049,310
Valero Energy Corp.	31	1,343
		18,314,897
FINANCIALS - 2.5%
Banks - 0.4%
Bank of America Corp.	357	8,600
Citigroup, Inc.	129	5,561
JPMorgan Chase & Co.	9,403	905,227
M&T Bank Corp.	22	2,026
Wells Fargo & Co.	241	5,666
		927,080
Capital Markets - 2.1%
BlackRock, Inc. Class A	2,706	1,524,966
Houlihan Lokey	14,900	879,845
KKR & Co. LP	70	2,404
Lazard Ltd. Class A	34,200	1,130,310
Morgan Stanley	22,400	1,083,040
Raymond James Financial, Inc.	23	1,673
The Blackstone Group LP	34	1,775
		4,624,013
Consumer Finance - 0.0%
Capital One Financial Corp.	70	5,030
Insurance - 0.0%
Chubb Ltd.	41	4,761
Marsh & McLennan Companies, Inc.	30	3,441
The Travelers Companies, Inc.	49	5,301
		13,503

TOTAL FINANCIALS		5,569,626

HEALTH CARE - 4.2%
Biotechnology - 0.7%
AbbVie, Inc.	7,727	676,808
Amgen, Inc.	1,841	467,909
Regeneron Pharmaceuticals, Inc. (e)	850	475,813
		1,620,530
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	7,700	837,991
Becton, Dickinson & Co.	15	3,490
Danaher Corp.	33	7,106
		848,587
Health Care Providers & Services - 0.7%
Anthem, Inc.	1,300	349,167
Cigna Corp.	17	2,880
UnitedHealth Group, Inc.	4,014	1,251,445
		1,603,492
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	800	353,216
Pharmaceuticals - 2.2%
AstraZeneca PLC:
(United Kingdom)	46	5,026
sponsored ADR	14,423	790,380
Bristol-Myers Squibb Co.	7,203	434,269
Eli Lilly & Co.	3,535	523,251
Johnson & Johnson	4,762	708,967
Merck & Co., Inc.	4,300	356,685
Novartis AG sponsored ADR	3,600	313,056
Pfizer, Inc.	4,400	161,480
Roche Holding AG:
(participation certificate)	13	4,453
sponsored ADR	15,850	678,539
Royalty Pharma PLC	7	294
Sanofi SA	39	3,908
Sanofi SA sponsored ADR	14,300	717,431
		4,697,739

TOTAL HEALTH CARE		9,123,564

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.7%
General Dynamics Corp.	20	2,769
Northrop Grumman Corp.	5,057	1,595,433
		1,598,202
Air Freight & Logistics - 1.6%
Deutsche Post AG	27,723	1,264,399
DSV A/S	8	1,307
FedEx Corp.	9,000	2,263,680
United Parcel Service, Inc. Class B	18	2,999
		3,532,385
Building Products - 0.6%
Carrier Global Corp.	14,000	427,560
Masco Corp.	5,900	325,267
Trane Technologies PLC	4,000	485,000
		1,237,827
Commercial Services & Supplies - 0.0%
Waste Connection, Inc. (Canada)	13	1,351
Electrical Equipment - 0.0%
AMETEK, Inc.	39	3,877
Industrial Conglomerates - 0.9%
3M Co.	5,600	897,008
General Electric Co.	534	3,327
Honeywell International, Inc.	2,325	382,718
Roper Technologies, Inc.	2,012	794,961
Siemens AG	6	759
		2,078,773
Machinery - 0.9%
Fortive Corp.	27	2,058
Illinois Tool Works, Inc.	4,325	835,633
ITT, Inc.	17,419	1,028,592
Snap-On, Inc.	6	883
Stanley Black & Decker, Inc.	14	2,271
		1,869,437
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1	1,581
Professional Services - 0.0%
Clarivate Analytics PLC (e)	43	1,333
Equifax, Inc.	9	1,412
IHS Markit Ltd.	24	1,884
		4,629
Road & Rail - 1.1%
Norfolk Southern Corp.	5,283	1,130,509
Union Pacific Corp.	6,000	1,181,220
		2,311,729
Trading Companies & Distributors - 0.0%
Watsco, Inc.	15	3,493

TOTAL INDUSTRIALS		12,643,284

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.0%
Cisco Systems, Inc.	152	5,987
Electronic Equipment & Components - 0.2%
Corning, Inc.	15,300	495,873
TE Connectivity Ltd.	12	1,173
		497,046
IT Services - 1.0%
Amdocs Ltd.	36	2,067
Black Knight, Inc. (e)	5	435
Fidelity National Information Services, Inc.	45	6,624
Genpact Ltd.	30	1,169
IBM Corp.	3,200	389,344
MasterCard, Inc. Class A	2,740	926,586
Visa, Inc. Class A	4,611	922,062
		2,248,287
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	300	15,534
NVIDIA Corp.	2,870	1,553,301
NXP Semiconductors NV	9,502	1,185,945
Qualcomm, Inc.	9,394	1,105,486
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	34	2,756
		3,863,022
Software - 3.3%
Adobe, Inc. (e)	1,400	686,602
Microsoft Corp.	22,525	4,737,683
Open Text Corp.	32	1,353
Oracle Corp.	18,900	1,128,330
Salesforce.com, Inc. (e)	2,950	741,394
SAP SE	7	1,090
		7,296,452
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	41,403	4,794,881
Samsung Electronics Co. Ltd.	55	2,745
		4,797,626

TOTAL INFORMATION TECHNOLOGY		18,708,420

MATERIALS - 5.0%
Chemicals - 2.4%
Albemarle Corp. U.S.	4,600	410,688
Dow, Inc.	16,200	762,210
DuPont de Nemours, Inc.	13,300	737,884
Linde PLC	23	5,477
Olin Corp.	80,800	1,000,304
The Chemours Co. LLC	56,257	1,176,334
Tronox Holdings PLC	82,800	651,636
Westlake Chemical Partners LP	34,800	652,500
		5,397,033
Containers & Packaging - 0.8%
Avery Dennison Corp.	7,400	946,016
Crown Holdings, Inc. (e)	40	3,074
WestRock Co.	21,984	763,724
		1,712,814
Metals & Mining - 1.8%
Barrick Gold Corp.	25,600	719,616
BHP Billiton Ltd. sponsored ADR (f)	19,900	1,029,029
Franco-Nevada Corp.	3,100	433,192
Freeport-McMoRan, Inc.	23,300	364,412
Royal Gold, Inc.	4,400	528,748
Steel Dynamics, Inc.	11,100	317,793
Wheaton Precious Metals Corp.	11,400	559,320
		3,952,110

TOTAL MATERIALS		11,061,957

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	2,400	384,000
American Tower Corp.	1,515	366,221
Americold Realty Trust	30,100	1,076,075
CoreSite Realty Corp.	5,000	594,400
Crown Castle International Corp.	2,300	382,950
Equinix, Inc.	550	418,072
MGM Growth Properties LLC	13,100	366,538
Prologis (REIT), Inc.	9,000	905,580
Public Storage	11	2,450
VICI Properties, Inc.	20,400	476,748
		4,973,034
UTILITIES - 1.7%
Electric Utilities - 0.0%
Exelon Corp.	136	4,863
NextEra Energy, Inc.	26	7,217
NRG Energy, Inc.	57	1,752
PG&E Corp. (e)	56	526
		14,358
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. Class A	9,500	526,529
Independent Power and Renewable Electricity Producers - 1.5%
Atlantica Sustainable Infrastructure PLC	800	22,888
Brookfield Renewable Corp.	11,800	692,288
Brookfield Renewable Energy Partners LP	8,000	420,563
Clearway Energy, Inc. Class C	16,200	436,752
NextEra Energy Partners LP	16,400	983,344
Siemens Energy AG rights (e)	3	77
Vistra Corp.	32,516	613,252
		3,169,164
Multi-Utilities - 0.0%
Ameren Corp.	49	3,875
CenterPoint Energy, Inc.	88	1,703
WEC Energy Group, Inc.	24	2,326
		7,904

TOTAL UTILITIES		3,717,955

TOTAL COMMON STOCKS
(Cost $100,641,256)		112,771,288

Preferred Stocks - 8.4%
Convertible Preferred Stocks - 6.5%
COMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)(e)	3,325	3,576,969
FINANCIALS - 0.3%
Capital Markets - 0.3%
KKR & Co. LP Series C 6.00%	12,300	640,461
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co. 6.50%	5,400	283,284
Boston Scientific Corp. Series A 5.50%	10,300	1,145,875
Danaher Corp. 4.75%	755	1,116,683
		2,545,842
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A 6.25%	3,500	255,745
TOTAL HEALTH CARE		2,801,587
INFORMATION TECHNOLOGY - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc. Series A 8.00%	2,140	2,680,093
MATERIALS - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA 5.50%	27,300	918,372
UTILITIES - 1.7%
Electric Utilities - 1.7%
NextEra Energy, Inc. 4.872%	58,600	3,186,512
PG&E Corp.	5,500	537,625
		3,724,137

TOTAL CONVERTIBLE PREFERRED STOCKS		14,341,619

Nonconvertible Preferred Stocks - 1.9%
FINANCIALS - 1.6%
Banks - 0.2%
First Citizens Bancshares, Inc.	4,300	114,810
Truist Financial Corp. Series O 5.25%	6,000	165,000
Wells Fargo & Co. Series Z 4.75%	9,300	233,895
		513,705
Capital Markets - 0.8%
GMAC Capital Trust I Series 2, 6.065% (d)(g)	72,950	1,818,644
Consumer Finance - 0.2%
Capital One Financial Corp. Series J 5.00%	13,300	325,052
Diversified Financial Services - 0.2%
Equitable Holdings, Inc. Series A 5.25%	17,100	436,905
Insurance - 0.2%
Athene Holding Ltd.:
Series A 6.35% (d)	4,300	115,455
Series B 5.625%	4,500	116,775
MetLife, Inc. Series F 4.75%	7,300	190,165
W.R. Berkley Corp. 5.70%	2,922	77,345
		499,740
TOTAL FINANCIALS		3,594,046
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Energy Partners LP 5.25%	13,000	343,330
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP 5.125% (e)	3,000	77,250
DTE Energy Co. Series B, 5.375%	6,000	152,760
		230,010
TOTAL UTILITIES		573,340

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,167,386

TOTAL PREFERRED STOCKS
(Cost $18,244,644)		18,509,005
	Principal Amount	Value

Bank Loan Obligations - 2.1%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.5%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (d)(g)(h)	374,063	402,117
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (d)(g)(h)	630,880	617,026
		1,019,143
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6883% 6/19/25 (d)(g)(h)	335,000	323,741
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.75% 9/25/24 (d)(g)(h)	435,974	431,344
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 12/12/26 (d)(g)(h)	99,499	96,905
		528,249
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (d)(g)(h)	463,523	452,166

TOTAL CONSUMER DISCRETIONARY		2,323,299

CONSUMER STAPLES - 0.1%
Household Products - 0.1%
KIK Custom Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 5/15/23 (d)(g)(h)	166,303	165,019
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (d)(g)(h)(i)	365,000	255,387
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (d)(g)(h)	464,087	445,139
		700,526
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (d)(g)(h)	520,992	513,016
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.97% 5/31/25 (d)(g)(h)	453,738	389,044
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9011% 10/11/26 (d)(g)(h)	178,753	168,475
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9011% 10/11/25 (d)(g)(h)	242,217	233,558
		791,077
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (d)(g)(h)	143,567	140,157
TOTAL BANK LOAN OBLIGATIONS
(Cost $4,706,825)		4,633,094

Preferred Securities - 1.4%
FINANCIALS - 1.4%
Banks - 1.2%
Bank of America Corp. 5.125% (c)(d)	150,000	153,815
Citigroup, Inc. 4.7% (c)(d)	235,000	227,069
JPMorgan Chase & Co.:
4.6% (c)(d)	200,000	196,000
5% (c)(d)	230,000	229,604
5.15% (c)(d)	135,000	135,675
Truist Financial Corp.:
5.05% (c)(d)	205,000	195,775
5.1% (c)(d)	200,000	216,190
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (c)(d)(g)	1,290,000	1,289,303
		2,643,431
Capital Markets - 0.2%
Charles Schwab Corp. 5.375% (c)(d)	150,000	162,533
Credit Suisse Group AG 5.1% (a)(c)(d)	200,000	193,000
		355,533
TOTAL PREFERRED SECURITIES
(Cost $2,952,650)		2,998,964
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.10% (j)	2,412,468	2,412,951
Fidelity Securities Lending Cash Central Fund 0.10% (j)(k)	886,317	886,406
TOTAL MONEY MARKET FUNDS
(Cost $3,299,357)		3,299,357
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $206,703,122)		222,004,813
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(2,611,529)
NET ASSETS - 100%		$219,393,284

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,355,214 or 19.3% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Non-income producing - Security is in default.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,533
Fidelity Securities Lending Cash Central Fund	6,489
Total	$13,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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